Revenue from Contract with Customers	12 Months Ended
Jun. 30, 2026
Revenue from Contract with Customers [Abstract]
Revenue from contract with customers

2 Revenue from contract with customers

	30 June	30 June	30 June
	2026 $	2025 $	2024 $
Revenue from contracts with customers	2,767,888	3,633,422	299,228
Total revenue from continuing operations	2,767,888	3,633,422	299,228

Information on geographical regions:

The group derives revenue from their contracts with customers over time in the following geographical regions:

	Australia	United States	Total
2026	A$	A$	A$
Contracts with customers	-	2,767,888	2,767,888

	Australia	United States	Total
2025	A$	A$	A$
Contracts with customers	-	3,633,422	3,633,422

	Australia	United States	Total
2024	A$	A$	A$
Contracts with customers	-	299,228	299,228

Information on major customers:

During the years ended June 30, 2026, 2025 and 2024, the Company had the following major customers with revenues amounting to 10 percent or more of total group revenues:

	2026	2025	2024
	A$	A$	A$
Customer A	2,767,888	3,633,422	299,228
	2,767,888	3,633,422	299,228

(a) Accounting policies

During the year ended 30 June 2025, the group entered into a strategic development services contract with Lantheus to advance clinical development of innovative radiopharmaceuticals in Australia. For more information in relation to the group’s policy for recognizing revenue refer to note 20(n).